Other reserves	12 Months Ended
Dec. 31, 2025
Other reserves [Abstract]
Other reserves
20	Other reserves

				Share-based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2024	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135
Translation of foreign operations	—	—	—	—	(302)	(302)
Expire of convertible note	—	—	—	1,797	—	1,797
At 31 December 2024	991,350	(10,000)	42,772	266,989	(61,481)	1,229,630

At 31 December 2024 and 1 January 2025	991,350	(10,000)	42,772	266,989	(61,481)	1,229,630
Ceased operation of subsidiaries	—	—	788	—	1,502	2,209
At 31 December 2025	991,350	(10,000)	43,560	266,989	(59,979)	1,231,920

(a)	Capital reserve

The capital reserve mainly represents capital contribution made by an owner and shareholders of the Company.

(b)	Merger reserve

Merger reserve is mainly attributable to business combinations under common control.

(c)	Statutory reserve

In accordance with the PRC regulations and the articles of association of the companies now comprising the Group, before distributing the net profit of each year, companies registered in the PRC are required to set aside 10% of their statutory net profit for the year after offsetting any prior year’s losses as determined under relevant PRC accounting standards to the statutory surplus reserve fund. When the balance of such reserve reaches 50% of each company’s share capital, any further appropriation is optional.

(d)	Share-based compensation reserve

For the year ended 31 December 2022, share-based compensation expenses amounting to RMB27,515,000 was charged to share-based compensation reserve, which was attributable to share options which were granted to certain consultants and employees of the Group in previous years.

For the year ended 31 December 2023, share-based compensation expenses amounting to RMB4,226,000 was charged to share-based compensation reserve.

(e)	Other reserve

Other reserve mainly represents the currency translation differences and loss on the conversion of property, plant and equipment to investment properties.